Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 75,547	$ 54,219
Down payments from clients	5,460	416
Other accounts payable	37,593	37,922
Total	$ 118,600	$ 92,557